Average Annual Total Returns - FidelityUSMultifactorETF-PRO - FidelityUSMultifactorETF-PRO - Fidelity U.S. Multifactor ETF	Nov. 29, 2022
Fidelity U.S. Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	29.39%
Since Inception	29.53%
Fidelity U.S. Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.93%
Since Inception	28.66%
Fidelity U.S. Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.67%
Since Inception	22.43%
IXXRF
Average Annual Return:
Past 1 year	29.80%
Since Inception	29.96%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Since Inception	31.47%	[1]

[1]	A From September 15, 2020